Provision for de-characterization of dam structures and asset retirement obligations (Details Narrative) $ in Millions, R$ in Billions	3 Months Ended		6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 BRL (R$)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)
IfrsStatementLineItems [Line Items]
Financial guarantees and insurance			$ 324	R$ 1.8
Project term			15 years	15 years
Losses in relation to the operational stoppage	$ 36	$ 50	$ 79		$ 124
Guarantees issued by financial institutions	$ 821		$ 821			$ 910
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Present value at a rate			5.41%	5.41%
Top of range [member]
IfrsStatementLineItems [Line Items]
Present value at a rate			6.45%	6.45%